Homebuilding debt and other affiliate debt (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Debt on contracts	$ 120,797,006	$ 102,502,287
Homebuilding Debt - Wells Fargo Syndication
Line of Credit Facility [Line Items]
Debt on contracts	109,752,200	99,372,638
Homebuilding Debt - Other
Line of Credit Facility [Line Items]
Debt on contracts		581,736
Other Affiliates Debt
Line of Credit Facility [Line Items]
Debt on contracts	$ 11,044,806	$ 2,547,913
Wells Fargo Bank
Line of Credit Facility [Line Items]
Weighted average interest rate	4.98%	3.63%
Debt on contracts	$ 43,198,852	$ 36,453,801
Wells Fargo Bank | Homebuilding Debt - Wells Fargo Syndication
Line of Credit Facility [Line Items]
Debt on contracts	34,995,080	36,453,801
Wells Fargo Bank | Other Affiliates Debt
Line of Credit Facility [Line Items]
Debt on contracts	$ 8,203,772
Regions Bank
Line of Credit Facility [Line Items]
Weighted average interest rate	4.98%
Debt on contracts	$ 27,550,618	$ 24,107,998
Regions Bank | Maximum
Line of Credit Facility [Line Items]
Weighted average interest rate		4.40%
Regions Bank | Minimum
Line of Credit Facility [Line Items]
Weighted average interest rate		3.63%
Regions Bank | Homebuilding Debt - Wells Fargo Syndication
Line of Credit Facility [Line Items]
Debt on contracts	$ 27,550,618	$ 23,189,545
Regions Bank | Other Affiliates Debt
Line of Credit Facility [Line Items]
Debt on contracts		$ 918,453
Texas Capital Bank
Line of Credit Facility [Line Items]
Weighted average interest rate	4.98%	3.63%
Debt on contracts	$ 19,676,552	$ 16,561,385
Texas Capital Bank | Homebuilding Debt - Wells Fargo Syndication
Line of Credit Facility [Line Items]
Debt on contracts	$ 19,676,552	$ 16,561,385
Truist Bank
Line of Credit Facility [Line Items]
Weighted average interest rate	4.98%	3.63%
Debt on contracts	$ 19,659,329	$ 16,543,353
Truist Bank | Homebuilding Debt - Wells Fargo Syndication
Line of Credit Facility [Line Items]
Debt on contracts	$ 19,659,329	16,543,353
First National Bank
Line of Credit Facility [Line Items]
Weighted average interest rate	4.98%
Debt on contracts	$ 7,870,621	$ 6,645,714
First National Bank | Maximum
Line of Credit Facility [Line Items]
Weighted average interest rate	3.88%	3.88%
First National Bank | Minimum
Line of Credit Facility [Line Items]
Weighted average interest rate		3.63%
First National Bank | Homebuilding Debt - Wells Fargo Syndication
Line of Credit Facility [Line Items]
Debt on contracts	$ 7,870,621	$ 6,624,554
First National Bank | Other Affiliates Debt
Line of Credit Facility [Line Items]
Debt on contracts		$ 21,160
Anderson Brothers
Line of Credit Facility [Line Items]
Weighted average interest rate	4.74%	4.25%
Debt on contracts	$ 2,841,034	$ 2,047,500
Anderson Brothers | Homebuilding Debt - Other
Line of Credit Facility [Line Items]
Debt on contracts		439,200
Anderson Brothers | Other Affiliates Debt
Line of Credit Facility [Line Items]
Debt on contracts	$ 2,841,034	1,608,300
Other Debt
Line of Credit Facility [Line Items]
Debt on contracts		142,536
Other Debt | Homebuilding Debt - Other
Line of Credit Facility [Line Items]
Debt on contracts		$ 142,536